Note 5 - Cumulative sales of stock:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 5 - Cumulative sales of stock:

Note 5 – Cumulative sales of stock:

Since its inception, we have issued shares of common stock as follows:

On August 8, 2005, our Directors authorized the issuance of 2,000,000 founder shares at par value of $0.001. These shares are restricted under rule 144 of the Securities Exchange Commission.

On August 28, 2005, our Directors authorized the issuance of 2,000,000 shares of common stock at a price of $0.001 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On July 14, 2006, our Directors authorized the issuance of 1,100,000 shares of common stock at a price of $0.002 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On August 21, 2008, our Directors authorized the issuance of 1,500,000 shares of common stock at a price of $0.04 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On November 18, 2009, our Directors authorized the issuance of 200,000 shares of common stock at a price of $0.25 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On February 18, 2010 the Company and the Shareholders consented to and authorized an 8 for 1 forward stock split and adjusted the par value to $0.001 per share.

In March 2010, the Company issued 4,800,000 common stock shares at prices ranging from $0.95 to $1.65 per share for the purchase of mining claims. These shares are restricted.

As part of purchase of mining claims the Company has committed to the issuance of 750,000 shares of common stock at a price of $1.65. The Company has recorded this as a stock subscription payable. 250,000 shares were issued in April 2010 and an additional 250,000 shares were issued in July 2010. The remaining shares were issued in December 2010.

On March 30, 2010, the Company issued 83,333 shares of common stock at a price of $1.20 per share. This was part of a private placement offering that included a stock warrant to purchase additional shares of stock for $1.60 per share.

During April 2010, the Company submitted drawdown notices of $500,000 in regards to their financing agreement with Sunrise Energy Investments.

On April 26, 2010 the Company purchased the mining rights from Nevada Alaska Mining Co. for stock and cash. The agreement includes the issuance of 400,000 shares at a price of $1.72 per share. These shares were originally recorded as a subscription payable but have been fully issued in July 2010.

During June 2010, the Company issued 45,000 shares of stock to three advisors at a price of $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During June 2010, the Company submitted drawdown notices of $500,000 in regards to their financing agreement with Sunrise Energy Investments.

During June 2010, the Company issued 20,000 shares of stock to one advisor at $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During July 2010, the Company submitted drawdown notices of $200,000 in regards to their financing agreement with Sunrise Energy Investments.

During September 2010, the Company issued 65,000 shares of stock to four advisors at a price of $0.32 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During September 2010, the Company issued 300,000 shares of stock at $0.32 per share, per the finder’s fee agreement on its Paymaster Master Claim, Nevada.

On October 10, 2010, the Company issued 250,000 shares of stock at $0.26 per share, as part of the consultancy agreement. The amount will be granted every six months at its current trading price. These shares are restricted.

On December 20, 2010, the Company issued 45,000 shares at $0.29 per share as part of the advisory agreements.

On January 21, 2011, the Company issued 20,000 shares at $0.29 per share as part of the advisory agreements.

On March 7, 2011, the Company issued 751,880 shares at $0.40 to Sunrise Energy Investments as part of the financing agreement draw down.

On March 23, 2011, the Company issued 45,000 shares at $0.37 to three advisors as part of the advisory agreements.

On May 3, 2011, the Company issued 270,000 shares at $0.35, 20,000 to two advisors per their advisory agreements and 250,000 as part of the consultancy agreement.

On June 15, 2011, the Company issued 45,000 shares at $0.25 to three advisors as part of their advisory agreements.

On September 21, 2011, JMJ Financial converted part of their convertible debenture. The Company issued 300,000 shares at $0.124 and reduced the note payable by $37,200.

On September 23, 2011, the Company issued 65,000 shares at $0.18 to four advisors as part of their advisory agreements.

On September 23, 2011, the Company issued 200,000 shares at $0.18 as part of the purchase agreement for Clayton Deep extension.

On September 23, 2011, the Company issued 400,000 shares at $0.18 as part of the purchase agreement for Jackson Wash.

On September 29, 2011, JMJ Financial converted part of their convertible debenture. The Company issued 200,000 shares at $0.12 and reduced the note payable by $24,000.

On October 11, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 400,000 shares at $0.112 and reduced the note payable by $44,800.

On November 8, 2011, the Company issued 250,000 shares of stock at $0.14 per share, as part of the consultancy agreement. The amount will be granted every six months at its current trading price. These shares are restricted.

On November 11, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 500,000 shares at $0.08 and reduced the note payable by $40,000.

On November 22, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 1,000,000 shares at $0.08 and reduced the note payable by $80,000.

On January 3, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 3,500,000 shares at $0.0352 and reduced the note payable by $123,200.

On January 30, 2012, The Company issued 1,149,425 at $0.087 to TCA Global as part of the financing agreement.

On February 9, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,800,000 shares at $0.06 and reduced the note payable by $108,000.

On February 24, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares at $0.048 and reduced the note payable by $96,000

On March 14, 2012, the Company issued 50,000 shares at $0.06 to three advisors as part of their advisory agreements.

On March 21, 2012, the Company issued 225,000 shares at $0.08 to GeoXplor as part of the renegotiation of the payment plan on the purchase of mining property.

On March 23, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares at $0.04688 and reduced the note payable by $93,760.

On April 11, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares at $0.0456 and reduced the note payable by $91,200.

On April 25, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,300,000 shares at $0.0416 and reduced the note payable by $54,080.

On May 3, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,200,000 shares at $0.0416 and reduced the note payable by $49,920.

On May 14, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 600,000 shares at $0.0416 and reduced the note payable by $24,960.

On May 30, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 941,356 shares at $0.0376 and reduced the note payable by $35,395.

On June 6, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 500,000 shares at $0.032 and reduced the note payable by $16,000.

On June 13, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,400,000 shares at $0.024 and reduced the note payable by $33,600.

 Note 5 – Cumulative sales of stock:

Since its inception, we have issued shares of common stock as follows:

On August 8, 2005, our Directors authorized the issuance of 2,000,000 founder shares at par value of $0.001. These shares are restricted under rule 144 of the Securities Exchange Commission.

On August 28, 2005, our Directors authorized the issuance of 2,000,000 shares of common stock at a price of $0.001 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On July 14, 2006, our Directors authorized the issuance of 1,100,000 shares of common stock at a price of $0.002 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On August 21, 2008, our Directors authorized the issuance of 1,500,000 shares of common stock at a price of $0.04 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On November 18, 2009, our Directors authorized the issuance of 200,000 shares of common stock at a price of $0.25 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On February 18, 2010 the Company and the Shareholders consented to and authorized an 8 for 1 forward stock split and adjusted the par value to $0.001 per share.

In March 2010, the Company issued 4,800,000 common stock shares at prices ranging from $0.95 to $1.65 per share for the purchase of mining claims. These shares are restricted.

As part of purchase of mining claims the Company has committed to the issuance of 750,000 shares of common stock at a price of $1.65. The Company has recorded this as a stock subscription payable. 250,000 shares were issued in April 2010 and an additional 250,000 shares were issued in July 2010. The remaining shares were issued in December 2010.

On March 30, 2010, the Company issued 83,333 shares of common stock at a price of $1.20 per share. This was part of a private placement offering that included a stock warrant to purchase additional shares of stock for $1.60 per share.

During April 2010, the Company submitted drawdown notices of $500,000 in regards to their financing agreement with Sunrise Energy Investments.

On April 26, 2010 the Company purchased the mining rights from Nevada Alaska Mining Co. for stock and cash. The agreement includes the issuance of 400,000 shares at a price of $1.72 per share. These shares were originally recorded as a subscription payable but have been fully issued in July 2010.

During June 2010, the Company issued 45,000 shares of stock to three advisors at a price of $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During June 2010, the Company submitted drawdown notices of $500,000 in regards to their financing agreement with Sunrise Energy Investments.

During June 2010, the Company issued 20,000 shares of stock to one advisor at $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During July 2010, the Company submitted drawdown notices of $200,000 in regards to their financing agreement with Sunrise Energy Investments.

During September 2010, the Company issued 65,000 shares of stock to four advisors at a price of $0.32 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During September 2010, the Company issued 300,000 shares of stock at $0.32 per share, per the finder’s fee agreement on its Paymaster Master Claim, Nevada.

On October 10, 2010, the Company issued 250,000 shares of stock at $0.26 per share, as part of the consultancy agreement. The amount will be granted every six months at its current trading price. These shares are restricted.

On December 20, 2010, the Company issued 45,000 shares at $0.29 per share as part of the advisory agreements.

On January 21, 2011, the Company issued 20,000 shares at $0.29 per share as part of the advisory agreements.

On March 7, 2011, the Company issued 751,880 shares at $0.40 to Sunrise Energy Investments as part of the financing agreement draw down.

On March 23, 2011, the Company issued 45,000 shares at $0.37 to three advisors as part of the advisory agreements.

On May 3, 2011, the Company issued 270,000 shares at $0.35, 20,000 to two advisors per their advisory agreements and 250,000 as part of the consultancy agreement.

On June 15, 2011, the Company issued 45,000 shares at $0.25 to three advisors as part of their advisory agreements.

On September 21, 2011, JMJ Financial converted part of their convertible debenture. The Company issued 300,000 shares at $0.124 and reduced the note payable by $37,200.

On September 23, 2011, the Company issued 65,000 shares at $0.18 to four advisors as part of their advisory agreements.

On September 23, 2011, the Company issued 200,000 shares at $0.18 as part of the purchase agreement for Clayton Deep extension.

On September 23, 2011, the Company issued 400,000 shares at $0.18 as part of the purchase agreement for Jackson Wash.

On September 29, 2011, JMJ Financial converted part of their convertible debenture. The Company issued 200,000 shares at $0.12 and reduced the note payable by $24,000.

On October 11, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 400,000 shares at $0.112 and reduced the note payable by $44,800.

On November 8, 2011, the Company issued 250,000 shares of stock at $0.14 per share, as part of the consultancy agreement. The amount will be granted every six months at its current trading price. These shares are restricted.

On November 11, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 500,000 shares at $0.08 and reduced the note payable by $40,000.

On November 22, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 1,000,000 shares at $0.08 and reduced the note payable by $80,000.